Schedule of Business Combination to the Consolidated Statement of Changes in Equity (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Restructuring and Related Activities [Abstract]
Cash - trust and cash, net of redemptions	$ 15,992,015
Less: transaction expenses paid	(3,790,701)
Net proceeds from the Business Combination	12,201,314
Cash	64,357
Accrued offering costs	(75,000)
Reverse recapitalization, net	$ 12,190,671